Credit Risk - Disclosure of Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Homes
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 422	£ 305
Net modification loss	9	7
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	152	114
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	22	26
Net modification loss	9	12
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	6	4
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	243	201
Net modification loss	(5)	(5)
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	29	40
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification		23
Net modification loss		1
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period		0
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	0
Net modification loss	0	0
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	0	0
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	13	18
Net modification loss	5	8
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	4	2
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	9	8
Net modification loss	4	4
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 2	£ 2